Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 29	$ 25
Derivative instruments	6	65
Derivative instruments	(43)	(2)
Contingent consideration on business acquisitions	(77)	(123)
Total	206	679
Fair Value Through Earnings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	29	25
Short-Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	291	581
U.S. Treasury Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		133
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	320	739
Fair Value, Inputs, Level 1 [Member] | Fair Value Through Earnings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	29	25
Fair Value, Inputs, Level 1 [Member] | Short-Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	291	581
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		133
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(37)	63
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business acquisitions	(77)	(123)
Total	(77)	(123)
Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	55
Derivative instruments	(42)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	55
Derivative instruments	(42)
Designated as Hedging Instrument [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	55
Derivative instruments	(42)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	10
Derivative instruments	(1)	(2)
Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	10
Derivative instruments	(1)	(2)
Not Designated as Hedging Instrument [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	10
Derivative instruments	$ (1)	$ (2)